Note 2 - Allowance For Credit Losses	3 Months Ended
Mar. 31, 2021
Notes
Note 2 - Allowance For Credit Losses

Note 2 – Allowance for Credit Losses

The allowance for credit losses is based on Management's evaluation of the inherent risks and changes in the composition of the Company's loan portfolio. The Company adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) effective January 1, 2020. Adoption of ASU 2016-13 resulted in a $2.2 million one-time charge against retained earnings to increase the allowance for credit losses to forecast expected credit losses. Management estimates and evaluates the allowance for credit losses utilizing an open pool loss rate method on collectively evaluated loans with similar risk characteristics in pools, whereby a historical loss rate is calculated and applied to the balance of loans outstanding in the portfolio at each reporting date. This historical loss rate is then adjusted by macroeconomic forecast and other qualitative factors, as appropriate, to fully reflect the Company’s expected losses in its loan portfolio. The Company’s allowance for credit losses recorded in the balance sheet reflects management’s best estimate within the range of expected credit losses.

The Company calculates an expected credit loss by utilizing a snapshot of each specific loan segment at a point in history and tracing that segment’s performance until charge-offs were substantially all exhausted for that particular segment. Charge-offs in subsequent periods are aggregated to derive an unadjusted lifetime historical charge-off rate by segment. The level of receivables at the balance sheet date is reviewed and adjustments to the allowance for credit losses are made if Management determines increases or decreases in the level of receivables warrants an adjustment. The Company performs a correlation analysis between macroeconomic factors and prior charge-offs for the following macroeconomic factors: Annual Unemployment Rates, Real Gross Domestic Product, Consumer Price Index (CPI), and US National Home Price Index (HPI). To evaluate the overall adequacy of our allowance for credit losses, we consider the level of loan receivables, historical loss trends, loan delinquency trends, bankruptcy trends and overall economic conditions. Such allowance is, in the opinion of Management, sufficiently adequate for expected losses in the current loan portfolio. As the estimates used in determining the loan credit loss reserve are influenced by outside factors, such as consumer payment patterns and general economic conditions, there is uncertainty inherent in these estimates. Actual results could vary based on future changes in significant assumptions.

Management disaggregates the Company’s loan portfolio by loan segment when evaluating loan performance and estimating the allowance for credit losses. Although most loans are similar in nature, the Company concluded that based on variations in loss experience (severity and duration) driven by product and customer type it is most relevant to segment the portfolio by loan product consisting of five different segments: live checks, premier loans, other consumer loans, real estate loans, and sales finance contracts.

The total segments are monitored for credit losses based on graded contractual delinquency and other economic conditions. The Company classifies delinquent accounts at the end of each month according to the Company’s graded delinquency rules which includes the number of installments past due at that time, based on the then-existing terms of the contract. Accounts are classified in delinquency categories of 30-59 days past due, 60-89 days past due, or 90 or more days past due based on the Company’s graded delinquency policy. When a loan meets the Company’s charge-off policy, the loan is charged off, unless Management directs that it be retained as an active loan. In making this charge-off evaluation, Management considers factors such as pending insurance, bankruptcy status and other indicators of collectability. The amount charged off is the unpaid balance less the unearned finance charges and the unearned insurance premiums, if applicable.

Management ceases accruing finance charges on loans that meet the Company’s non-accrual policy based on grade delinquency rules, generally when two payments remain unpaid on precomputed loans or when the interest paid-to-date on an interest-bearing loan is 60 days or more past due. Finance charges are then only recognized to the extent there is a loan payment received or when the account qualifies for return to accrual status. Accounts qualify for return to accrual status when the graded delinquency on a precomputed loan is less than two payments and on when the interest paid-to-date on an interest-bearing loan is less than 60 days past due. There were no loans that met the non-accrual policy still accruing interest at March 31, 2021 or December 31, 2020. The Company’s principal balances on non-accrual loans by loan class as of March 31, 2021 and December 31, 2020 are as follows:

Loan Class	March 31, 2021	December 31, 2020

Live Check Consumer Loans	$ 3,548,021	$ 3,964,176
Premier Consumer Loans	1,718,915	2,069,315
Other Consumer Loans	16,773,596	20,181,097
Real Estate Loans	1,320,469	1,414,443
Sales Finance Contracts	2,303,553	3,576,629
Total	$ 25,664,554	$ 31,205,660

An age analysis of principal balances on past due loans, segregated by loan class, as of March 31, 2021 and December 31, 2020 follows:

March 31, 2021	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 2,021,563	$ 1,170,022	$ 2,293,940	$ 5,485,525
Premier Loans	754,017	445,151	1,060,499	2,259,667
Other Consumer Loans	12,468,116	7,087,458	14,828,240	34,383,814
Real Estate Loans	478,125	341,618	1,332,238	2,151,981
Sales Finance Contracts	1,650,416	860,961	1,969,236	4,480,613
Total	$ 17,372,237	$ 9,905,210	$ 21,484,153	$ 48,761,600

December 31, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 1,998,538	$ 1,629,874	$ 2,122,317	$ 5,750,729
Premier Loans	895,722	653,370	1,038,398	2,587,490
Other Consumer Loans	14,419,790	8,496,082	14,933,605	37,849,477
Real Estate Loans	502,733	223,007	1,437,966	2,163,706
Sales Finance Contracts	2,251,562	1,340,620	2,260,685	5,852,867
Total	$ 20,068,345	$ 12,342,953	$ 21,792,971	$ 54,204,269

While delinquency rating analysis is the primary credit quality indicator, we also consider the ratio of bankrupt accounts to the total loan portfolio in evaluating whether any qualitative adjustments were necessary to the allowance for credit losses. The ratio of bankrupt accounts outstanding to total principal loan balances outstanding at March 31, 2021 and December 31, 2020 was 1.48%.

The Company considers the performance of the loan portfolio and its impact on the allowance for credit losses. For consumer and real estate segments, the Company also evaluates credit quality based on the aging status of the loan and by payment activity. The following table presents the principal balance on loans based on payment activity as of March 31, 2021:

Payment Performance - Net Balance by Origination Year
	2021(1)	2020	2019	2018	2017	Prior	Total Principal Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Live Checks:
Performing	$ 26,197	$ 61,899	$ 6,577	$ 1,090	$ 115	$ -	$ 95,878
Nonperforming	146	3,020	268	38	3	-	3,475
	$ 26,343	$ 64,919	$ 6,845	$ 1,128	$ 118	$ -	$ 99,353
Premier Loans:
Performing	$ 17,547	$ 49,097	$ 18,129	$ 5,147	$ 683	$ -	$ 90,603
Nonperforming	9	980	554	146	13	-	1,702
	$ 17,556	$ 50,077	18,683	$ 5,293	$ 696	$ -	$ 92,305
Other Consumer Loans:
Performing	$ 135,113	$ 320,412	$ 68,997	$ 15,893	$ 2,812	$ 566	$ 543,793
Nonperforming	350	10,971	3,894	1,176	153	29	16,573
	$ 135,463	$ 331,383	$ 72,891	$ 17,069	$ 2,965	$ 595	$ 560,366
Real Estate Loans:
Performing	$ 3,112	$ 9,967	$ 8,842	$ 6,454	$ 3,571	$ 4,324	$ 36,270
Nonperforming	3	274	381	257	153	180	1,248
	$ 3,115	$ 10,241	9,223	$ 6,711	$ 3,724	$ 4,504	$ 37,518
Sales Finance Contracts:
Performing	$ 16,421	$ 60,255	$ 17,632	$ 4,696	$ 620	$ 90	$ 99,714
Nonperforming	50	1,479	505	208	36	7	2,285
	$ 16,471	$ 61,734	18,137	$ 4,904	$ 656	$ 97	$ 101,999

(1) Includes loan originated during the three-months ended March 31, 2021.

Due to the composition of the loan portfolio, the Company determines and monitors the allowance for credit losses on a portfolio segment basis. As of March 31, 2021, a historical look back period of five quarters was utilized for live checks; six quarters for other consumer loans, premier loans, and sales finance contracts; and a look back period of five years was utilized for real estate loans. Expected look back periods are determined based on analyzing the history of each segment’s snapshot at a point in history and tracing performance until charge-offs are substantially all exhausted. The Company addresses seasonality primarily through the use of an average in quarterly historical loss rates over a 4-quarter snapshot time span instead of using one specific snapshot quarter’s historical loss rates. In response to the COVID-19 pandemic, the Company developed a payment modification program for past due accounts. The payment modification program ran from April 1st through May 31, 2020 and the month of September 2020 with $70.6 million and $6.8 million of net balances modified, respectively. There were no qualitative adjustments related to the COVID-19 pandemic at March 31, 2021. Segmentation of the portfolio began with the adoption of ASC 326 on January 1, 2020. The following table provides additional information on our allowance for credit losses based on a collective evaluation.

	Three Months Ended March 31, 2021
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Beginning Balance	$ 10,765	$ 5,838	$ 43,833	$ 267	$ 5,625	$ 66,328
Provision for Credit Losses	928	728	4,052	(4)	890	6,594
Charge-offs	(2,847)	(960)	(9,649)	(2)	(1,572)	(15,030)
Recoveries	862	172	4,053	-	369	5,456
Ending Balance	$ 9,708	$ 5,778	$ 42,289	$ 261	$ 5,312	$ 63,348

	Three Months Ended
	March 31, 2021	March 31, 2020
Allowance for Credit Losses:
Beginning Balance	$ 66,327,674	$ 53,000,000
Impact of adopting ASC 326	-	2,158,161
Provision for credit losses	6,593,962	18,140,668
Charge-offs	(15,029,442)	(19,048,499)
Recoveries	5,456,303	4,724,230
Ending balance; collectively evaluated for impairment	$ 63,348,497	$ 58,974,560

Finance Receivables Ending Balance	$ 894,857,186	$ 834,292,994

Troubled Debt Restructurings ("TDRs") represent loans on which the original terms have been modified as a result of the following conditions: (i) the restructuring constitutes a concession and (ii) the borrower is experiencing financial difficulties. Loan modifications by the Company involve payment alterations, interest rate concessions and/or reductions in the amount owed by the borrower. The following table presents a summary of loans that were restructured during the three months ended March 31, 2021.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	607	$ 1,135,707	$ 1,105,659
Premier Consumer Loans	118	706,551	670,776
Other Consumer Loans	2,986	10,641,761	10,194,316
Real Estate Loans	11	168,829	168,604
Sales Finance Contracts	215	1,384,117	1,352,988
Total	3,937	$ 14,036,965	$ 13,492,343

The following table presents a summary of loans that were restructured during the three months ended March 31, 2020.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	786	$ 1,282,032	$ 1,245,551
Premier Consumer Loans	164	1,085,667	1,058,529
Other Consumer Loans	3,972	12,983,091	12,224,600
Real Estate Loans	9	111,677	111,677
Sales Finance Contracts	264	1,071,657	1,029,928
Total	5,195	$ 16,534,124	$ 15,670,285

TDRs that occurred during the twelve months ended March 31, 2021 and subsequently defaulted during the three months ended March 31, 2021 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	241	$ 437,937
Premier Consumer Loans	31	193,264
Other Consumer Loans	841	1,948,819
Real Estate Loans	-	-
Sales Finance Contracts	42	141,284
Total	1,155	$ 2,271,304

TDRs that occurred during the twelve months ended March 31, 2020 and subsequently defaulted during the three months ended March 31, 2020 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	427	$ 617,260
Premier Consumer Loans	53	327,474
Other Consumer Loans	1,452	2,926,111
Real Estate Loans	-	-
Sales Finance Contracts	89	209,611
Total	2,021	$ 4,080,456

The level of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance of credit losses.